Fair Value Measurement - FV Hierarchy (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity derivative asset, gross	$ 322,000,000	$ 450,000,000
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in Cenovus Energy		1,462,000,000
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in Cenovus Energy	2,111,000,000	1,462,000,000
Available for sale debt securities at fair value	241,000,000
Commodity derivative asset, gross	322,000,000	450,000,000
Total assets	2,674,000,000	1,912,000,000
Commodity derivative liability, gross	311,000,000	400,000,000
Total liabilities	311,000,000	400,000,000
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in Cenovus Energy	2,111,000,000	1,462,000,000
Available for sale debt securities at fair value	25,000,000
Commodity derivative asset, gross	172,000,000	236,000,000
Total assets	2,308,000,000	1,698,000,000
Commodity derivative liability, gross	174,000,000	225,000,000
Total liabilities	174,000,000	225,000,000
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in Cenovus Energy	0	0
Available for sale debt securities at fair value	216,000,000
Commodity derivative asset, gross	114,000,000	181,000,000
Total assets	330,000,000	181,000,000
Commodity derivative liability, gross	115,000,000	145,000,000
Total liabilities	115,000,000	145,000,000
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in Cenovus Energy	0	0
Available for sale debt securities at fair value	0
Commodity derivative asset, gross	36,000,000	33,000,000
Total assets	36,000,000	33,000,000
Commodity derivative liability, gross	22,000,000	30,000,000
Total liabilities	$ 22,000,000	$ 30,000,000